Income Tax Credit	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax credit

9. Income tax credit

The major components of income tax for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	1,279	3,592	4,558
In respect of current year U.S.	—	—	(1)
In respect of prior years U.K.	(123)	(106)	(206)
Total current tax	1,156	3,486	4,351

Deferred tax:
In respect of current year U.S.	12	(32)	48
In respect of prior years U.S.	—	—	(1)
Total deferred tax	12	(32)	47

Income tax credit	1,168	3,454	4,398

Current income tax receivable:
U.K. tax	1,759	4,591	5,121
U.S. tax	2	3	2
Current income tax receivable	1,761	4,594	5,123

Deferred tax:
U.S. tax	117	113	143

9. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2025	2024	2023
	(in thousands)
	£	£	£
Loss before tax	(30,521)	(22,451)	(32,030)
Tax on loss at standard U.K. tax rate of 25% (2024: 25%; 2023: 23.52%)	(7,630)	(5,613)	(7,533)
Effects of:
Expenses not deductible	2,910	538	4,818
Deduction for R&D	—	—	(7,394)
Losses surrendered for R&D tax credit	—	—	7,394
Deferred tax - prior year adjustment	—	—	1
Overseas tax payable - current year	—	—	1
R&D tax credit - U.S.	(12)	32	(48)
R&D tax credit - current year	—	—	(4,558)
R&D tax credit - additional 86% tax deduction for R&D	(1,020)	(2,863)	—
R&D tax credit - losses utilized at 14.5% for R&D tax credit	926	2,600	—
R&D tax credit - prior years	123	106	206
Deferred tax asset not recognized	3,535	1,746	2,715
Income tax credit	(1,168)	(3,454)	(4,398)

In the United Kingdom, the Company has not recognized a deferred tax asset in respect of tax losses carried forward or temporary differences on share-based compensation arrangements as at December 31, 2024 on the basis that the timing during which tax losses or temporary differences could be regarded as recoverable against future taxable profits cannot be determined with reasonable certainty. In the United States, a deferred tax asset, which relates to research and development tax credits, has been recognized to the extent that management consider that adequate future taxable profits will be available to realize the deferred tax asset.

Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized amount to £120.9 million (2024: £104.2 million; 2023: £99.1 million), comprising temporary differences on share-based compensation arrangements of £0.2 million (2024: £nil; 2023: £0.6 million) and cumulative carry forward tax losses of £120.7 million (2024: £104.2 million; 2023: £98.5 million).